Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Securities Included in Short-Term Investments and Investments By Major Security Type

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in short-term investments and investments by major security type at December 31, 2017 and 2016 are as follows:

	December 31, 2017
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	1,222	—	—	1,222

	1,222	—	—	1,222

Noncurrent:
Government bonds	305	—	16	289
Corporate bonds	640	182	—	822
Fund trusts	122	2	—	124
Equity securities	10,965	11,612	1,676	20,901

	12,032	11,796	1,692	22,136

	December 31, 2016
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	277	—	8	269
Corporate bonds	43	188	2	229
Fund trusts	85	1	—	86
Equity securities	19,026	23,439	21	42,444

	19,431	23,628	31	43,028

Maturities of Available-For-Sale Debt Securities Included in Short-Term Investments and Investments

Maturities of available-for-sale debt securities included in short-term investments and investments in the accompanying consolidated balance sheets are as follows at December 31, 2017:

	Cost	Fair value
	(Millions of yen)
Due within one year	1,222	1,222
Due after one year through five years	605	605
Due after five years	340	506

	2,167	2,333